LONG TERM LOAN (Tables)	9 Months Ended
Sep. 30, 2023
Borrowings [abstract]
SCHEDULE OF LONG TERM LOAN

The activities of the long term loan during the nine month ended September 30, 2023 are as follows:

	September 30, 2023	December 31, 2022
Balance, opening	$135,971	$192,651
Repayments	(34,199)	(46,561)
Interest expense, accrued	2,658	4,977
Translation difference	(11,602)	(15,096)
Balance, ending	92,828	135,971
Less:
Long term loan – current portion	44,635	47,740
Long term loan	$48,193	$88,231

SCHEDULE OF UNDISCOUNTED REPAYMENTS	The undiscounted repayments for each of the next three years and in the aggregate are:
Year ended	Amount
December 31, 2023	$13,184
December 31, 2024	44,982
December 31, 2025	34,662
$92,828